NOTE 8. Allowance for doubtful accounts for net investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Balance at the beginning of the year	$ 714	$ 281
(Recovery) provision during the year	(276)	433
Bad debts written off	(142)
Balance at the end of the year	$ 296	$ 714